SEGMENT REPORTING - Long-lived assets geographic area (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
SEGMENT REPORTING
Long-lived assets	₫ 83,829,740	$ 3,444,821,862	₫ 86,204,212
Vietnam
SEGMENT REPORTING
Long-lived assets	71,376,697	2,933,088,016	76,234,650
United States
SEGMENT REPORTING
Long-lived assets	9,068,924	372,669,976	7,383,798
Other markets
SEGMENT REPORTING
Long-lived assets	₫ 3,384,119	$ 139,063,870	₫ 2,585,764